Securitizations and Variable Interest Entities - Fair Value of Firm's Retained Interests and Sensitivity of This Fair Value (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015
Variable Interest Entity [Line Items]
Sensitivity analysis for material retained interest	¥ 250		¥ 208
Retained interests	¥ 275		¥ 233
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%